Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Commissions and fees
Lending business	867	910
Investment and portfolio management	1,776	1,861
Other securities business	50	51
Fiduciary business	1,826	1,912
Underwriting	1,096	898
Brokerage	1,849	2,149
Underwriting and brokerage	2,945	3,047
Other services	885	818
Commissions and fees	6,523	6,687